Income Taxes	12 Months Ended
Mar. 31, 2012
Income Taxes:
Income Taxes

(14)	Income Taxes

Income tax expense is comprised of the following:

	For the Years Ended March 31,
	2012	2011	2010
Current:
Federal	$1,814,394	$1,755,393	$1,879,069
State	226,970	336,011	320,729
Total Current Tax Expense	2,041,364	2,091,404	2,199,798
Deferred:
Federal	(706,857)	(1,025,678)	(1,030,802)
State	576,774	(107,593)	(108,791)
Total Deferred Tax Expense	(130,083)	(1,133,271)	(1,139,593)
Total Income Tax Expense	$1,911,281	$958,133	$1,060,205

The Company's income taxes differ from those computed at the statutory federal income tax rate, as follows:

	For the Years Ended March 31,
	2012	2011	2010
Tax At Statutory Income Tax Rate	$1,260,263	$952,356	$906,102
State Tax And Other	10,480	(23,555)	124,896
Write-down Of State Deferred Tax Asset	625,000	-	-
Valuation Allowance	15,538	29,332	29,207
Total Income Tax Expense	$1,911,281	$958,133	$1,060,205

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below.

	At March 31,
	2012	2011
Deferred Tax Assets:
Deferred Compensation	$491,872	$479,864
Provision For Loan Losses	5,023,701	4,730,250
Other Real Estate Owned	763,796	915,742
Net Fees Deferred For Financial Reporting	126,811	149,942
Non-accrual Interest	412,775	573,071
Net Operating Losses	220,730	205,192
Other	58,467	94,494
Total Gross Deferred Tax Assets	7,098,152	7,148,555
Less: Valuation Allowance	220,730	205,192
Net Deferred Tax Assets	6,877,422	6,943,363
Deferred Tax Liabilities:
FHLB Stock Basis Over Tax Basis	114,568	126,565
Depreciation	480,812	612,383
Other	73,547	103,614
Intangibles	37,105	59,494
Unrealized Gain on Securities Available for Sale	3,999,426	2,235,538
Total Gross Deferred Tax Liability	4,705,458	3,137,594
Net Deferred Tax Asset	$2,171,964	$3,805,769

Deferred tax assets represent the future tax benefit of deductible differences and, if it is more likely than not that a tax asset will not be realized, a valuation allowance is required to reduce the recorded deferred tax assets to net realizable value. As of March 31, 2012, management has determined that it is more likely than not that the total deferred tax asset will be realized except for the deferred tax asset associated with State net operating loss carryforwards, and, accordingly, has established a valuation allowance only for this item. The change in the valuation allowance was $15,538. Net deferred tax assets are included in other assets at March 31, 2012 and 2011. The Company has state net operating losses of $6.7 million and $6.2 million for the years ended March 31, 2012 and 2011, respectively.

During the year ended March 31, 2012, the Company wrote down the state deferred tax asset by $625,000 as a result of the Bank’s conversion from a thrift to a state-chartered commercial bank. This is the result of a difference in South Carolina income tax laws for banks versus thrifts. As a result of the conversion, the basis for calculating taxes for South Carolina changed from pre-tax income (which incorporated permanent tax differences) at a rate of 6% to book net income (after applicable federal taxes) at a rate of 4.5%.

Retained earnings at March 31, 2012 included tax bad debt reserves of approximately $2.2 million, for which no provision for federal income tax has been made. If, in the future, these amounts are used for any purpose other than to absorb bad debt losses, including dividends, stock redemptions, or distributions in liquidation, or the Company ceases to be qualified as a bank, they may be subject to federal income tax at the prevailing corporate tax rate. Tax returns for 2008 and subsequent years are subject to examination by taxing authorities.